Note 34 - Ultimate Controlling Party	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of ultimate controlling party [text block]
34.	Ultimate controlling party

As at June 30, 2022, AWN held a 47.5% equity interest in the Company, reducing to $42.8% following the shelf issuance in July 2022. Since June 30, 2021, the Company no longer has an ultimate controlling party.

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN Holdings Limited, a company registered in Australia.